Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
2022 Pay vs Performance Disclosure

Tabular Pay vs. Performance Disclosures (1)
	Summary Compensation Table Total for PEO 1	Compensation Actually Paid to PEO 1 (2)	Summary Compensation Table Total for PEO 2	Compensation Actually Paid to PEO 2 (2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid for Non-PEO NEOs (2)	Value of Fixed $100 Investment Based On:		Net Income (Loss)	EBITDA Excluding Other Costs (4)
Year							DNOW Total Shareholder Return (3)	PHLX Oil Service Sector Index Total Shareholder Return (3)
2022	$5,462,901	$10,768,763	—	—	$1,439,842	$2,398,329	$113	$113	$128,000,000	$175,000,000
2021	$5,988,481	$5,291,709	—	—	$1,329,206	$1,239,451	$76	$70	$5,000,000	$45,000,000
2020	$1,274,988	$90,220	$675,231	($537,929)	$519,014	$133,931	$64	$58	($427,000,000)	($47,000,000)

(1)
Mr. Cherechinsky served as our principal executive officer for the full year for each of 2022 and 2021 and for a portion of 2020 (“PEO 1”). Mr. Alario served as our principal executive officer for a portion of 2020 (“PEO 2”). For each of 2022, 2021, and 2020, our non-PEO
named executive officers included Mr. Johnson, Mr. Chang, Ms. Munson, and Ms. Surratt.

PEOs Compensation Actually Paid Calculation Detail
	Year
Compensation Element	2020 (PEO 1)	2021 (PEO 1)	2022 (PEO 1)	2020 (PEO 2)
SCT Reported Total Compensation	$1,274,988	$5,988,481	$5,462,901	$675,231

Aggregate SCT Reported Equity Compensation (-)	$706,204	$4,305,835	$3,232,886	$0
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$509,175	$3,548,758	$5,111,796	$0
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	($647,694)	$53,500	$3,436,810	$0
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$0	$0
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	($340,044)	$146,501	$62,412	($1,213,160)
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0	$139,696	$72,271	$0

Compensation Actually Paid Determination	$90,220	$5,291,709	$10,768,763	($537,929)

Non-PEO NEOs Average Compensation Actually Paid Calculation Detail
	Year
Compensation Element	2020	2021	2022
SCT Reported Total Compensation	$519,014	$1,329,206	$1,439,842

Aggregate SCT Reported Equity Compensation (-)	$263,181	$667,673	$579,239
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$189,733	$550,281	$915,878
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	($189,765)	$20,191	$626,032
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$0
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	($121,870)	$46,999	$16,281
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0	$39,553	$20,465

Compensation Actually Paid Determination	$133,931	$1,239,451	$2,398,329

(2)	Equity compensation fair value calculated based on assumptions determined in accordance with FASB ASC Topic 718.
(3)
For each of 2022, 2021 and 2020, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2019. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from December 31, 2019 through and including the last day of the covered fiscal year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. For purposes of this pay versus performance disclosure, our peer group consists of the

PHLX Oil Service Sector Index. For purposes of calculating the Peer Group total shareholder return, the returns of each component issuer of the group were weighted according to the respective issuers’ stock market capitalization at the beginning of the Measurement Period. Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)
EBITDA excluding other costs (referred to as “EBITDA” within this document) is reconciled in the Company’s 2022 Form
10-K
to the most comparable GAAP financial measure. This financial measure excludes the impact of certain other amounts and is not calculated in accordance with GAAP.

Company Selected Measure Name	EBITDA excluding other costs
Named Executive Officers, Footnote [Text Block]	For each of 2022, 2021, and 2020, our non-PEO named executive officers included Mr. Johnson, Mr. Chang, Ms. Munson, and Ms. Surratt.
Peer Group Issuers, Footnote [Text Block]
(3)
For each of 2022, 2021 and 2020, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2019. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from December 31, 2019 through and including the last day of the covered fiscal year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. For purposes of this pay versus performance disclosure, our peer group consists of the

PHLX Oil Service Sector Index. For purposes of calculating the Peer Group total shareholder return, the returns of each component issuer of the group were weighted according to the respective issuers’ stock market capitalization at the beginning of the Measurement Period. Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

Adjustment To PEO Compensation, Footnote [Text Block]

PEOs Compensation Actually Paid Calculation Detail
	Year
Compensation Element	2020 (PEO 1)	2021 (PEO 1)	2022 (PEO 1)	2020 (PEO 2)
SCT Reported Total Compensation	$1,274,988	$5,988,481	$5,462,901	$675,231

Aggregate SCT Reported Equity Compensation (-)	$706,204	$4,305,835	$3,232,886	$0
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$509,175	$3,548,758	$5,111,796	$0
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	($647,694)	$53,500	$3,436,810	$0
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$0	$0
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	($340,044)	$146,501	$62,412	($1,213,160)
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0	$139,696	$72,271	$0

Compensation Actually Paid Determination	$90,220	$5,291,709	$10,768,763	($537,929)

Non-PEO NEO Average Total Compensation Amount	$ 1,439,842	$ 1,329,206	$ 519,014
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,398,329	1,239,451	133,931
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Non-PEO NEOs Average Compensation Actually Paid Calculation Detail
	Year
Compensation Element	2020	2021	2022
SCT Reported Total Compensation	$519,014	$1,329,206	$1,439,842

Aggregate SCT Reported Equity Compensation (-)	$263,181	$667,673	$579,239
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$189,733	$550,281	$915,878
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	($189,765)	$20,191	$626,032
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$0
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	($121,870)	$46,999	$16,281
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$0	$39,553	$20,465

Compensation Actually Paid Determination	$133,931	$1,239,451	$2,398,329

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
The following table lists the most important performance measures that we believe represent the most important performance measures used to link compensation actually paid to our PEO and non-PEO
NEOs for 2022 to our performance:

EBITDA Excluding Other Costs

Net Working Capital (NWC)

Return on Capital Employed (ROCE)

Relative TSR (rTSR)

Total Shareholder Return Amount	$ 113	76	64
Peer Group Total Shareholder Return Amount	113	70	58
Net Income (Loss)	$ 128,000,000	$ 5,000,000	$ (427,000,000)
Company Selected Measure Amount	175,000,000	45,000,000	(47,000,000)
PEO Name	Mr. Cherechinsky	Mr. Cherechinsky	Mr. Alario
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA Excluding Other Costs
Non-GAAP Measure Description [Text Block]	EBITDA excluding other costs (referred to as “EBITDA” within this document) is reconciled in the Company’s 2022 Form
10-K
	to the most comparable GAAP financial measure. This financial measure excludes the impact of certain other amounts and is not calculated in accordance with GAAP.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Working Capital (NWC)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Capital Employed (ROCE)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR (rTSR)
Mr Cherechinsky [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 5,462,901	$ 5,988,481	$ 1,274,988
PEO Actually Paid Compensation Amount	10,768,763	5,291,709	90,220
Mr Alario [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	0	0	675,231
PEO Actually Paid Compensation Amount	0	0	(537,929)
PEO [Member] | Mr Cherechinsky [Member] | Reported Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,232,886	4,305,835	706,204
PEO [Member] | Mr Cherechinsky [Member] | Year End Fair Value of Awards Granted During the FY and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,111,796	3,548,758	509,175
PEO [Member] | Mr Cherechinsky [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior FY Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,436,810	53,500	(647,694)
PEO [Member] | Mr Cherechinsky [Member] | Vesting Date Fair Value of Awards Granted Vested During the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mr Cherechinsky [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior FY Vesting During Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	62,412	146,501	(340,044)
PEO [Member] | Mr Cherechinsky [Member] | Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	72,271	139,696	0
PEO [Member] | Mr Alario [Member] | Reported Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr Alario [Member] | Year End Fair Value of Awards Granted During the FY and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr Alario [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior FY Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr Alario [Member] | Vesting Date Fair Value of Awards Granted Vested During the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr Alario [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior FY Vesting During Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,213,160)
PEO [Member] | Mr Alario [Member] | Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Reported Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	579,239	667,673	263,181
Non-PEO NEO [Member] | Year End Fair Value of Awards Granted During the FY and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	915,878	550,281	189,733
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior FY Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	626,032	20,191	(189,765)
Non-PEO NEO [Member] | Vesting Date Fair Value of Awards Granted Vested During the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior FY Vesting During Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,281	46,999	(121,870)
Non-PEO NEO [Member] | Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 20,465	$ 39,553	$ 0